Commitments and Contingencies - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Rental expense	¥ 41,951,000	¥ 18,923,000
Capital and other significant commitments	¥ 0	¥ 0